Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Investments [Abstract]
Schedule of Short-Term Investment	The following table summarizes the Group’s short-term investments as of December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Wealth management products, cost	$12,394,541	$10,830,482
Structured deposits	-	724,932
Add: Accrued interest receivable	394,088	144,986
Total short-term investments	$12,788,629	$11,700,400